PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023
Cost:
Computers and peripheral equipment	$67,260	$249,677
Internal use software	301,632	309,383
Office furniture and equipment	3,663	3,148
Leasehold improvements	28,616	41,897
	401,171	604,105
Accumulated depreciation:
Computers and peripheral equipment	19,017	204,631
Internal use software	175,660	194,262
Office furniture and equipment	758	78
Leasehold improvements	20,444	30,720
	215,879	429,691
Depreciated cost	$185,292	$174,414

Depreciation expense totaled $89,151, $74,907 and $71,460 for the years ended December 31, 2024, 2023 and 2022, respectively.
The Company recorded a reduction of $325,346 and $34,692 to the cost and accumulated depreciation of fully depreciated equipment, internal use software and leasehold improvements no longer in use for the years ended December 31, 2024 and 2023, respectively.